REVOLVING FINANCING (Narrative) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019	Jun. 28, 2019	Feb. 18, 2019	Dec. 31, 2018	May 28, 2018	Apr. 23, 2018	Mar. 25, 2018	Feb. 14, 2018
Line of Credit Facility, Borrowing Capacity, Description	Under the terms of the Credit Agreement, the Lender has agreed to make cash advances to the Company in an aggregate principal at any one time outstanding not to exceed the lesser of (i) $5 million (the "Revolving Loan Commitment Amount") and (ii) the Borrowing Base (defined to mean, as of any date of determination, 85% of net eligible billed receivables plus 65% of eligible unbilled receivables, minus certain reserves, and is subject to certain customer specific requirements).	Under the terms of the Credit Agreement, the Lender has agreed to make cash advances to the Company in an aggregate principal at any one time outstanding not to exceed the lesser of (i) $4 million (the "Revolving Loan Commitment Amount") and (ii) the Borrowing Base (defined to mean, as of any date of determination, 85% of net eligible billed receivables plus 65% of eligible unbilled receivables, minus certain reserves, and is subject to certain customer specific requirements).
Line of Credit Facility, Interest Rate Description	The principal amount of the Revolving Facility outstanding bears interest at a rate per annum equal to (i) a fluctuating interest rate per annum equal at all times to the rate of interest announced, from time to time, within Wells Fargo Bank at its principal office in San Francisco as its "prime rate," plus (ii) 3.25%, payable monthly in arrears. The interest rate as of September 30, 2019 was 8.25%.	The principal amount of the Revolving Facility outstanding bears interest at a rate per annum equal to (i) a fluctuating interest rate per annum equal at all times to the rate of interest announced, from time to time, within Wells Fargo Bank at its principal office in San Francisco as its "prime rate," plus (ii) 3.25%, payable monthly in arrears. The interest rate as of March 31, 2019 was 8.75% .
Line of Credit Facility, Facility Fee	$ 30,000	$ 30,000
Line of Credit Facility, Commitment Fee Percentage	0.083%	0.083%
Line of Credit Facility, Interest Rate During Period	0.35%	0.35%
Line of Credit Facility, Termination Fee	1.00%	2.00%
Line of Credit Facility, Interest Increase Upon Default	5.00%	5.00%
Temporary Over Advance		$ 400,000			$ 400,000
Temporary Over Advance, Weekly Principal Payments				$ 20,000		$ 30,000	$ 20,000	$ 30,000
Line Of Credit Facility Increase Loan Commitment Amount		$ 4,000,000
Line Of Credit Facility, Commitment Termination Fee Percentage		2.00%
Subsequent Event [Member]
Line Of Credit Facility Increase Loan Commitment Amount			$ 5,000,000
Line Of Credit Facility, Commitment Termination Fee Percentage			1.00%
Mr. David Guarino [Member]
Temporary Over Advance					$ 400,000				$ 400,000